Loans and Debentures - Schedule of Debentures Issued (Details) - BRL (R$) R$ in Millions	Dec. 27, 2024	Sep. 27, 2024
IfrsStatementLineItems [Line Items]
Maturity term	5 years
Debenture rate	0.47%
Debenture	R$ 200
Debentures shares	200,000
Debt Amortization Period	36 th , 48 th e 60 th months
First Series
IfrsStatementLineItems [Line Items]
Maturity term		7 years
Debenture rate		0.55%
Debenture		R$ 1,000,000
Debentures shares		1,000,000
Debt Amortization Period		72 th e 84 th months
Second Series
IfrsStatementLineItems [Line Items]
Maturity term		12 years
Debenture rate		6.5769%
Debenture		R$ 1,500,000
Debentures shares		1,500,000
Debt Amortization Period		132 th e 144 th months